UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors Inc.
Address: 4 Orinda Way, Suite 120-D
         Orinda, CA  94563

13F File Number:  028-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     925-258-5401

Signature, Place, and Date of Signing:

 /s/  Andrew J. McDonald     Orinda, CA     August 05, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    23

Form 13F Information Table Value Total:    $563,403 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMGEN INC                      NOTE 3/0         031162AL4      793  1000000 PRN      SOLE                  1000000        0        0
BED BATH & BEYOND INC          COM              075896100    55349   948235 SH       SOLE                   948235        0        0
CAPITALSOURCE INC              COM              14055X102       98    15150 PRN      SOLE                    15150        0        0
CAPITALSOURCE INC              NOTE 7.250% 7/1  14055XAG7    25262 24349000 PRN      SOLE                 24349000        0        0
CAPITALSOURCE INC              SDCV 4.000% 7/1  14055XAE2      500   500000 PRN      SOLE                   500000        0        0
CARDINAL HEALTH INC            COM              14149Y108    34438   758207 SH       SOLE                   758207        0        0
CLOROX CO DEL                  COM              189054109    41403   613922 SH       SOLE                   613922        0        0
COMCAST CORP NEW               CL A             20030N101    29116  1149017 SH       SOLE                  1149017        0        0
ECOLAB INC                     COM              278865100    29156   517140 SH       SOLE                   517140        0        0
LUBRIZOL CORP                  COM              549271104      510     3800 SH       SOLE                     3800        0        0
MICROSOFT CORP                 COM              594918104    51761  1990820 SH       SOLE                  1990820        0        0
NEKTAR THERAPEUTICS            COM              640268108      160    22000 SH       SOLE                    22000        0        0
NEKTAR THERAPEUTICS            NOTE 3.250% 9/2  640268AH1     1823  1825000 PRN      SOLE                  1825000        0        0
NIKE INC                       CL B             654106103    75795   842352 SH       SOLE                   842352        0        0
PAYCHEX INC                    COM              704326107    63649  2071900 SH       SOLE                  2071900        0        0
PROGRESSIVE CORP OHIO          COM              743315103    61891  2894784 SH       SOLE                  2894784        0        0
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297      645    18700 SH       SOLE                    18700        0        0
PROSHARES TR                   SHRT 20+YR TRE   74347X849      821    19300 SH       SOLE                    19300        0        0
RYDEX ETF TRUST                S&P 500 EQ TRD   78355W106      228     4500 SH       SOLE                     4500        0        0
UNITED PARCEL SERVICE INC      CL B             911312106    18278   250621 SH       SOLE                   250621        0        0
WATERS CORP                    COM              941848103    19662   205372 SH       SOLE                   205372        0        0
WELLS FARGO & CO NEW           *W EXP 10/28/201 949746119      558    60000 SH       SOLE                    60000        0        0
WELLS FARGO & CO NEW           COM              949746101    51507  1835610 SH       SOLE                  1835610        0        0